Utility Plant and Leases - Schedule of Future Minimum Lease Payments for Operating Leases (Detail)	Dec. 31, 2017 USD ($)
Operating Leased Assets [Line Items]
2018	$ 8,835
2019	8,074
2020	5,871
2021	4,455
2022	3,663
Thereafter	9,646
Total minimum lease payments	40,544
Southwest Gas [Member]
Operating Leased Assets [Line Items]
2018	1,538
2019	886
2020	714
2021	627
2022	299
Thereafter	116
Total minimum lease payments	4,180
Centuri Construction Group Inc [Member]
Operating Leased Assets [Line Items]
2018	7,297
2019	7,188
2020	5,157
2021	3,828
2022	3,364
Thereafter	9,530
Total minimum lease payments	$ 36,364